Document and Entity Information	Oct. 08, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 08, 2024
Entity Registrant Name	MCCORMICK & CO INC
Entity Incorporation State Country Code	MD
Entity File Number	001-14920
Entity Tax Identification Number	52-0408290
Entity Address Address Line 1	24 Schilling Road
Entity Address Address Line 2	Suite 1
Entity Address City Or Town	Hunt Valley
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21031
City Area Code	410
Local Phone Number	771-7301
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000063754
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	MKC-V
Security Exchange Name	NYSE
Nonvoting Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock Non-Voting
Trading Symbol	MKC
Security Exchange Name	NYSE